Pruco Life Insurance Company                  Thomas C. Castano
                                              Assistant General Counsel
                                              Law Department

                                              Pruco Life Insurance Company
                                              213 Washington Street
                                              Newark, NJ 07102-2992
                                              (973) 802-4708 fax: (973) 802-9560



                                                               February 16, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


                    Re: Pruco Life Variable Universal Account (Registration No. 333-49332)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Pre-Effective Amendment No. 1 and (ii) that the text of Pre-Effective Amendment No. 1 was filed electronically on February 8, 2001 (Accession No. 0000950130-01-000669).

                                        By:/s/
                                           Thomas C. Castano
                                           Assistant General Counsel
                                           Pruco Life Insurance Company


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